Non-controlling Interests (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
EQUITY
Capital stock	$ 4,722,776	$ 4,836,708
Additional paid-in capital	15,889,819	15,889,819
Legal reserve	2,139,007	2,139,007
Retained earnings from prior years	120,400,302	131,053,859
Accumulated other comprehensive income (loss):
Carrying value of the non-controlling interest	15,392,064	15,821,955
Non-controlling Interests
EQUITY
Capital stock	1,092,623	1,099,009
Additional paid-in capital	2,970,693	2,970,693
Legal reserve	214,198	215,475
Retained earnings from prior years	11,402,282	10,822,975
Net (loss) income for the year	(384,522)	571,644
Accumulated other comprehensive income (loss):
Cumulative result from foreign currency translation	108,629	155,621
Remeasurement of post-employment benefit obligations on defined benefit plans	(11,839)	(13,462)
Carrying value of the non-controlling interest	15,392,064	15,821,955
Dividends paid to non controlling interest	$ 0	$ 0